TAXES ON INCOME (Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Profit (loss) before income tax expense	$ 1,244	$ (1,221)	$ 806
Current tax expense (benefit)	$ 100	19	37
Deferred taxes		1,615	(3,012)
Income tax expense (benefit)	$ 218	1,634	(2,975)
Israel [Member]
Profit (loss) before income tax expense	1,038	$ (483)	782
Current tax expense (benefit)	$ 28		(41)
Deferred taxes		$ 1,581	(3,079)
Foreign Jurisdictions [Member]
Profit (loss) before income tax expense	$ 206	(738)	24
Current tax expense (benefit)	$ 72	19	78
Deferred taxes		$ 34	$ 67